FINANCE INCOME AND FINANCE EXPENSES	6 Months Ended
Jun. 30, 2022
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES	FINANCE INCOME AND FINANCE EXPENSES

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Finance income	3,491	394	4,319	552
Finance expenses	(1,056)	(524)	(1,307)	(761)
Net finance income (expenses)	2,435	(130)	3,012	(209)
Finance income of the Group is mainly comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to revaluation of intercompany balances.
Finance expense consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Interest expense on borrowings	140	118	260	242
Interest expense on lease liabilities	45	48	95	97
Translation losses of balances of monetary assets and liabilities denominated in currencies	658	331	713	370
Unwinding of deferred consideration	160	—	160	—
Other finance costs	53	27	79	52
	1,056	524	1,307	761
The unwinding of deferred consideration is directly associated with the acquisition of RotoWire. The Group expects to incur financial expenses related to the deferred consideration until December 2023. (Note 4)